Consolidated Statements of Cash Flows - CAD ($)	12 Months Ended
	Feb. 29, 2024	Feb. 28, 2023
OPERATING ACTIVITIES
Net loss for the year	$ (39,904,090)	$ (35,666,542)
Items not affecting cash and cash equivalents
Depreciation	297,170	92,066
Interest - lease obligations	11,783	90,606
Share-based compensation	15,993,679	12,563,183
Deferred gain on short-term investment	(631,714)	0
Loss on short-term investment	372,520	0
Share of loss from equity investment in Surge Battery Metals Inc.	814,238	0
Dilution loss on investment in Surge Battery Metals Inc.	420,418	0
Accrued interest receivable	217,509	(217,509)
Changes in non-cash working capital items
Amounts receivable	(215,238)	(195,086)
Prepaid expenses and deposits	(338,204)	(1,220,080)
Accounts payable and accrued liabilities	(327,329)	151,756
Deferred revenue	60,000	0
Cash used in operating activities	(23,229,258)	(24,401,606)
INVESTING ACTIVITIES
Exploration and evaluation assets expenditures	(201,645)	(4,628,029)
Redemption of guaranteed investment certificates	39,594,712	17,738,051
Purchase of guaranteed investment certificates	(11,257,649)	(10,000,000)
Investment in Surge Battery Metals Inc.	(5,360,000)	0
Purchase of equipment	(518,566)	(17,661)
Refund Of Reclamation Bonds	0	77,764
Cash provided by investing activities	22,256,852	3,170,125
FINANCING ACTIVITIES
Stock options exercised	801,908	4,583,392
Warrants exercised	46,021	9,343,053
Repayment of long-term debt	0	(1,051,075)
Repayment of lease liabilities	(89,778)	(84,318)
Cash provided by financing activities	758,151	12,791,052
Effect of foreign exchange on cash and cash equivalents	117,905	727,433
Change in cash and cash equivalents during the year	(96,350)	(7,712,996)
Cash and cash equivalents, beginning of year	11,985,766	19,698,762
Cash and cash equivalents, end of year	$ 11,889,416	$ 11,985,766